Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On June 25, 2021, the Sponsor purchased 1,437,500 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 for an aggregate price of $25,000. On October 13, 2021, the Company effected an exchange of each such Class B shares for 1.5 shares of the Company’s common stock, resulting in the Sponsor holding an aggregate of 2,156,250 Founder Shares. The Company no longer has Class B common stock authorized. The Initial Stockholders agreed to forfeit up to 281,250 Founder Shares to the extent that the Over-allotment option was not exercised in full by the underwriters. On January 14, 2022, the Sponsor forfeited 224,328 Founder Shares for no consideration, due to the underwriters’ exercise of the Over-allotment option in part.

The Founder Shares were placed into an escrow account maintained in New York, New York by Continental Stock Transfer & Trust Company, acting as escrow agent. Subject to certain limited exceptions, 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) nine months after the date of the consummation of a Business Combination and (ii) the date on which the closing price of our common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until nine months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, we complete a liquidation, merger, stock exchange or other similar transaction, which results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Due to Affiliates

On December 31, 2021, the Sponsor funded $79,673 in excess of $3,475,000 aggregate purchase price of the Private Placement Units. On January 14, 2022, the Sponsor funded $179,463 in excess of the $45,540 aggregate purchase price of the Private Placement Units sold in conjunction with the exercise of the Over-allotment option (for an aggregate of $259,136 in excess purchase price).

For the three months ended March 31, 2025, the Company expensed a total of $30,000 for support services from the Sponsor of which amount was reported as due to affiliates. For the period ended December 31, 2024, the Company expensed a total of $120,000 for support services from the Sponsor of which amount was reported as due to affiliates.

As of March 31, 2025 and December 31, 2024, respectively, there were outstanding amounts due to affiliates of $443,663 and $413,663, which will be repaid from Company’s operating account as soon as practicable.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. These units would be identical to the Private Placement Units. On December 30, 2024, the Company increased the Working Capital Loans up to $2.5 million in connection with completing a Business Combination.

On July 30, 2023, the Company issued a promissory note (the “Working Capital Note 1”) in the principal amount of $84,000 to the Sponsor in exchange for cash. The Company drew an additional $100 from this promissory note which resulted in a total outstanding amount of $84,100.

On August 30, 2023, September 28, 2023, November 10, 2023, December 29, 2023, March 20, 2024, June 28, 2024, September 30, 2024, December 31, 2024, and March 31, 2025, the Company issued promissory notes in the principal amounts of $378,000, $22,000, $50,000, $15,000, $373,737, $177,773, $192,069, $448,287, and $474,490, respectively (“Working Capital Notes 2, 3, 4, 5, 6, 7, 8, 9, and 10,” respectively), to the Sponsor in exchange for cash.

Working Capital Note 1, together with Working Capital Notes 2, 3, 4, 5, 6, 7, 8, 9 and 10 (hereinafter, collectively, the “Working Capital Notes”) are non-interest bearing, unsecured promissory notes that will not be repaid in the event that the Company is unable to close a Business Combination unless there are funds available outside the Trust Account to do so. Such Working Capital Notes would either be paid upon consummation of the initial Business Combination out of the proceeds of the Trust Account released to the Company or, at the Sponsor’s discretion, converted, in full or in part, upon consummation of the initial Business Combination into additional private units at a price of $10.00 per unit. Additional Working Capital Notes may be funded at the discretion of the Sponsor, in total amounts for the Working Capital Notes series not to exceed $2.5 million.

The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the Promissory Notes did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.” The convertible note payable and conversion feature does not meet the requirements for classification under ASC 480 and as a result is not required to be accounted for as a liability under ASC 480. In this case, the conversion feature embedded within the convertible promissory note does not require bifurcation and as a result remains embedded within the debt instrument because the convertible promissory note conversion feature does not meet the definition of a derivative as it fails the net settlement requirement. The embedded conversion feature does qualify as equity under ASC 815-40 as the exercise contingency is not based on an observable market or index unrelated to the issuer, the instrument meets the fixed-for-fixed criteria under ASC 815-40-15, meets the requirements for equity classification pursuant to ASC 815-40-25-1 and 25-2 and does not meet the definition of a derivative as it fails the net settlement requirement. Based on this analysis, the scope exception would apply, and the embedded conversion feature would fail to satisfy the third bifurcation condition within ASC 815-15-25-1.

As of March 31, 2025 and December 31, 2024. the balances outstanding under the Working Capital Notes were $2,215,455 and $1,740,966, respectively, reported in Working capital loans — related party in the accompanying unaudited condensed consolidated balance sheets.

Convertible Promissory Notes — Related Party

On September 30, 2022 and December 30, 2022, the Company issued two promissory notes, each for $772,769 (the “First Promissory Note” and “Second Promissory Note” respectively) to the Sponsor in connection with the Extension (see Note 1). The First Promissory Note and Second Promissory Note bear no interest and are payable upon the earlier to occur of (i) consummation of the Company’s initial Business Combination out of the proceeds of the Trust Account released to the Company or (ii) at the Sponsor’s discretion, converted, in full or in part, upon consummation of the Company’s Business Combination into additional private units at a price of $10.00 per unit (the “Conversion”).

On each of March 30, 2023, April 30, 2023, May 30, 2023, June 30, 2023, July 30, 2023 and August 30, 2023, the Company issued six promissory notes to the Sponsor in connection with the Extension (see Note 1) in the principal amount of $125,000 for each note (together with the First Promissory Note and the Second Promissory note, collectively, the “Convertible Promissory Notes”). The Convertible Promissory Notes bear no interest and shall be payable upon the earlier to occur of (i) consummation of the Company’s initial Business Combination out of the proceeds of the Trust Account released to the Company’s or (ii) at the Sponsor’s discretion, converted, in full or in part, upon consummation of the Company’s Business Combination into additional private units at a price of $10.00 per unit (the “Conversion”).

The Convertible Promissory Notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into private units of the post-Business Combination entity at a price of $10.00 per unit. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the Promissory Notes did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.” The convertible note payable and conversion feature does not meet the requirements for classification under ASC 480 and as a result is not required to be accounted for as a liability under ASC 480. In this case, the conversion feature embedded within the convertible promissory note does not require bifurcation and as a result remains embedded within the debt instrument because the convertible promissory note conversion feature does not meet the definition of a derivative as it fails the net settlement requirement. The embedded conversion feature does qualify as equity under ASC 815-40 as the exercise contingency is not based on an observable market or index unrelated to the issuer, the instrument meets the fixed-for-fixed criteria under ASC 815-40-15, meets the requirements for equity classification pursuant to ASC 815-40-25-1 and 25-2 and does not meet the definition of a derivative as it fails the net settlement requirement. Based on this analysis, the scope exception would apply, and the embedded conversion feature would fail to satisfy the third bifurcation condition within ASC 815-15-25-1.

At both March 31, 2025 and December 31, 2024, there was an aggregate of $2,296,371, outstanding under the Convertible Promissory Notes reported in Convertible promissory notes — related party in the accompanying unaudited condensed consolidated balance sheets.

Support Services

Commencing on December 27, 2021, the Company entered into an agreement to pay the Sponsor $10,000 per month for the use of office space and administrative support services. For the three months ended March 31, 2025 and 2024, $30,000 has been expensed related to the agreement of which $30,000 included in due to affiliates in the accompanying unaudited condensed consolidated balance sheet. As of March 31, 2025 and December 31, 2024, $30,000 and $120,000 are included in due to affiliates in the unaudited condensed and audited consolidated balance sheets, respectively.

Note 5 — Related Party Transactions

Founder Shares

On June 25, 2021, the Sponsor purchased 1,437,500 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 for an aggregate price of $25,000. On October 13, 2021, the Company effected an exchange of each such Class B shares for 1.5 shares of the Company’s common stock, resulting in the Sponsor holding an aggregate of 2,156,250 Founder Shares. The Company no longer has Class B common stock authorized. The Initial Stockholders had agreed to forfeit up to 281,250 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. On January 14, 2022, the Sponsor forfeited 224,328 Founder Shares for no consideration, due to the underwriters exercise of the over-allotment option in part.

The Founder Shares were placed into an escrow account maintained in New York, New York by Continental Stock Transfer & Trust Company, acting as escrow agent. Subject to certain limited exceptions, 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) nine months after the date of the consummation of a Business Combination and (ii) the date on which the closing price of our common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until nine months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, we complete a liquidation, merger, stock exchange or other similar transaction, which results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Due to Affiliates

On December 31, 2021, the Sponsor funded $79,673 in excess of $3,475,000 aggregate purchase price of the Private Placement Units. On January 14, 2022, the Sponsor funded $179,463 in excess of the $45,540 aggregate purchase price of the Private Placement Units sold in conjunction with the exercise of the over-allotment option (for an aggregate of $259,136 in excess purchase price).

For the period ended December 31, 2024, the Company expensed a total of $120,000 for support services from the Sponsor of which amount was reported as due to affiliates. For the year ended December 31, 2023, the Company expensed a total of $120,000 for support services from the Sponsor of which $88,000 was reported as due to affiliates, net of $6,000 payments to the Sponsor and $26,000 reversal of previously accrued support services with the Chief Financial Officer.

As of December 31, 2024 and 2023, respectively, there were outstanding amounts due to affiliates of $413,663 and $293,663, which will be repaid from Company’s operating account as soon as practicable.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. These units would be identical to the Private Placement Units. On December 30, 2024, the Company increased the Working Capital Loans up to $2.5 million in connection with completing a Business Combination.

On July 30, 2023, the Company issued a promissory note (the “Working Capital Note 1”) in the principal amount of $84,000 to the Sponsor in exchange for cash. The Company drawn an additional $100 from this promissory note which resulted in a total outstanding amount of $84,100.

On August 30, 2023, the Company issued a promissory note (the “Working Capital Note 2”) in the principal amount of $378,000 to the Sponsor in exchange for cash.

On September 28, 2023, the Company issued a promissory note (the “Working Capital Note 3”) in the principal amount of $22,000 to the Sponsor in exchange for cash.

On November 10, 2023, the Company issued a promissory note (the “Working Capital Note 4”) in the principal amount of $50,000 to the Sponsor in exchange for cash.

On December 29, 2023, the Company issued a promissory note (the “Working Capital Note 5”) in the principal amount of $15,000 to the Sponsor in exchange for cash.

On March 20, 2024, the Company issued a promissory note (the “Working Capital Note 6”) in the principal amount of $373,737 to the Sponsor in exchange for cash.

On June 28, 2024, the Company issued a promissory note (the “Working Capital Note 7”) in the principal amount of $177,773 to the Sponsor in exchange for cash.

On September 30, 2024, the Company issued a promissory note (the “Working Capital Note 8”) in the principal amount of $192,069 to the Sponsor in exchange for cash.

On December 31, 2024, the Company issued a promissory note (the “Working Capital Note 9”) in the principal amount of $448,287 to the Sponsor in exchange for cash.

Working Capital Note 1, together with Working Capital Notes 2, 3, 4, 5, 6, 7, 8 and 9 (hereinafter, collectively, the “Working Capital Notes”) are non-interest bearing, unsecured promissory notes that will not be repaid in the event that the Company is unable to close an initial business combination unless there are funds available outside the trust account to do so. Such Working Capital Notes would either be paid upon consummation of the Initial Business Combination out of the proceeds of the Trust Account released to the Company or, at the Sponsor’s discretion, converted, in full or in part, upon consummation of the Initial Business Combination into additional private units at a price of $10.00 per unit. Additional Working Capital Notes may be funded at the discretion of the Sponsor, in total amounts for the Working Capital Notes series not to exceed $2.5 million.

The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the Promissory Notes did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.” The convertible note payable and conversion feature does not meet the requirements for classification under ASC 480 and as a result is not required to be accounted for as a liability under ASC 480. In this case, the conversion feature embedded within the convertible promissory note does not require bifurcation and as a result remains embedded within the debt instrument because the convertible promissory note conversion feature does not meet the definition of a derivative as it fails the net settlement requirement. The embedded conversion feature does qualify as equity under ASC 815-40 as the exercise contingency is not based on an observable market or index unrelated to the issuer, the instrument meets the fixed-for-fixed criteria under ASC 815-40-15, meets the requirements for equity classification pursuant to ASC 815-40-25-1 and 25-2 and does not meet the definition of a derivative as it fails the net settlement requirement. Based on this analysis, the scope exception would apply, and the embedded conversion feature would fail to satisfy the third bifurcation condition within ASC 815-15-25-1.

As of December 31, 2024 and 2023, respectively, the balances outstanding under the Working Capital Notes were $1,740,966 and $549,100 reported in Working capital loans — related party in the accompanying consolidated balance sheets.

Convertible Promissory Notes — Related Party

On September 30, 2022, the Company issued a first promissory note (the “First Promissory Note”) in the principal amount of $772,769 to the Sponsor in connection with the Extension (see Note 1) (the “First Promissory Note”). The First Promissory Note bears no interest and shall be payable upon the earlier to occur of (i) upon consummation of the Company’s initial business combination out of the proceeds of the Trust Account released to the Company’s or (ii) at the Sponsor’s discretion, converted, in full or in part, upon consummation of the Company’s business combination into additional private units at a price of $10.00 per unit (the “Conversion”).

On December 30, 2022, the Company issued a second promissory note (the “Second Promissory Note” in the principal amount of $772,769 to the Sponsor in connection with the Extension (see Note 1). The Second Promissory Note bears no interest and shall be payable upon the earlier to occur of (i) upon consummation of the Company’s initial business combination out of the proceeds of the Trust Account released to the Company’s or (ii) at the Sponsor’s discretion, converted, in full or in part, upon consummation of the Company’s business combination into additional private units at a price of $10.00 per unit (the “Conversion”).

On each of March 30, 2023, April 30, 2023, May 30, 2023, June 30, 2023, July 30, 2023 and August 30, 2023, the Company issued six promissory notes to the Sponsor in connection with the Extension (see Note 1) in the principal amount of $125,000 for each note (together with the First Promissory Note and the Second Promissory note, collectively, the “Convertible Promissory Notes”). The Convertible Promissory Notes bear no interest and shall be payable upon the earlier to occur of (i) upon consummation of the Company’s initial business combination out of the proceeds of the Trust Account released to the Company’s or (ii) at the Sponsor’s discretion, converted, in full or in part, upon consummation of the Company’s business combination into additional private units at a price of $10.00 per unit (the “Conversion”).

The Convertible Promissory Notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into private units of the post-Business Combination entity at a price of $10.00 per unit. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the Promissory Notes did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.” The convertible note payable and conversion feature does not meet the requirements for classification under ASC 480 and as a result is not required to be accounted for as a liability under ASC 480. In this case, the conversion feature embedded within the convertible promissory note does not require bifurcation and as a result remains embedded within the debt instrument because the convertible promissory note conversion feature does not meet the definition of a derivative as it fails the net settlement requirement. The embedded conversion feature does qualify as equity under ASC 815-40 as the exercise contingency is not based on an observable market or index unrelated to the issuer, the instrument meets the fixed-for-fixed criteria under ASC 815-40-15, meets the requirements for equity classification pursuant to

ASC 815-40-25-1 and 25-2 and does not meet the definition of a derivative as it fails the net settlement requirement. Based on this analysis, the scope exception would apply, and the embedded conversion feature would fail to satisfy the third bifurcation condition within ASC 815-15-25-1.

At both December 31, 2024 and 2023, there was an aggregate of 2,296,371, outstanding under the Convertible Promissory Notes reported in Convertible promissory notes — related party in the accompanying consolidated balance sheets.

Support Services

Commencing on December 27, 2021, the Company entered into an agreement to pay the Sponsor $10,000 per month for the use of office space and administrative support services. For the year ended December 31, 2024, $120,000, has been expensed related to the agreement and included in general and administrative expenses in the accompanying consolidated statements of operations. For the year ended December 31, 2023, $120,000 has been expensed related to the agreement and included in general and administrative expenses in the accompanying consolidated statements of operations, of $6,000 paid during the year. As of December 31, 2024 and 2023, respectively, $120,000 and $114,000 are included in due to affiliates in the accompanying consolidated balance sheet.

EVOLUTION METALS LLC [Member]
Related Party Transactions [Line Items]
Related Party Transactions

Note 12 — Related Party Transactions

The Company has entered into transactions with its managing member or a company owned solely by its managing member for consulting services, reimbursement of travel expenses incurred on behalf of the Company, and issuance of five unsecured promissory notes receivable.

For the three months ended March 31, 2025 and the period from February 8, 2024 (inception) to March 31, 2024, the Company reimbursed travel expenses and corporate expenses totaling $106,423 and $0, respectively, to the Company’s managing member. For three months ended March 31, 2025 and the period from February 8, 2024 (inception) to March 31, 2024, the Company paid $0 and $37,848, respectively, to a company owned solely by the Company’s managing member for advisory services. These amounts are included in general and administrative expenses on the accompanying statements of operations.

There were no amounts owed to or from the company owned solely by the Company’s managing member as of March 31, 2025 and December 31, 2024. There was $3,212 owed to the Company’s managing member and is included as a component of accounts payable on the accompanying balance sheets as of March 31, 2025 and December 31, 2024.

Note 13 — Related Party Transactions

The Company has entered into transactions with its managing member or a company owned solely by its managing member for consulting services, reimbursement of travel expenses incurred on behalf of the Company, and issuance of five unsecured promissory notes receivable.

For the period from February 8, 2024 (inception) to December 31, 2024, the Company paid $62,848 to a company owned solely by the Company’s managing member for advisory services and reimbursement of travel expenses and reimbursed $368,550 to the Company’s managing member for travel expenses and corporate expenses. These amounts are included in general and administrative expenses on the accompanying statements of operations. There were no amounts owed to or from the company owned solely by the Company’s managing member as of December 31, 2024. As of December 31, 2024, $3,212 was owed to the Company’s managing member and is included as a component of accounts payable on the accompanying balance sheet.

For the period from February 8, 2024 (inception) to December 31, 2024, the Company advanced $3,249,700 to the Company’s managing member under five unsecured, non-interest bearing promissory notes receivable (see Note 7).